Taxes (Details 6) $ in Millions	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 780
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	285
Later Than Four Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	299
Later Than Seven Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	141
Undefined Expiration [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 55